Due From Factor	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Factoring And Security Agreements Disclosure [Text Block]
Note 14 - Due From Factor

On April 10, 2010, Diamond Bar entered into a factoring and security agreement with a credit management company for full factoring services without recourse. The factoring fee for accounts receivable insurance and collection service was 2.25% of each invoice or credit note transferred, but not less than a minimum annual amount of $12,000 payable monthly at $1,000. If Diamond Bar requested financing service in addition to accounts receivable insurance and collection service from the credit management company, the monthly interest charge was one month LIBOR plus 5.37%. The factoring agreement was terminated on December 15, 2011. As of December 31, 2011, the Company had a net due from factor of $203,351 from the credit management company, which was cleared in January 2012.

In January 2012, the Company entered into a factoring and security agreement with another credit management company for accounts receivable insurance and collection service. The factoring fee is 1.5% of each invoice or credit note transferred. As of September 30, 2012, the Company did not have any amounts due from factor.

Note 14 - Due From Factor

On April 10, 2010, Diamond Bar entered into a factoring and security agreement with a credit management company for full factoring services without recourse. The factoring fee for accounts receivable insurance and collection service was 2.25% of each invoice or credit note transferred, but not less than a minimum annual amount of $12,000 payable monthly at $1,000. If Diamond Bar requested financing service in addition to accounts receivable insurance and collection service from the credit management company, the monthly interest charge was one month LIBOR plus 5.37%. The factoring agreement was terminated on December 15, 2011. As December 31, 2011, the Company had a net due from factor of $203,351 from the credit management company, which was cleared in January 2012.

In January 2012, the Company entered into a factoring and security agreement with another credit management company for accounts receivable insurance and collection service. The factoring fee is 1.5% of each invoice or credit note transferred.